Business Combination - Additional Information (Details) $ / shares in Units, $ in Millions			3 Months Ended	12 Months Ended
	Nov. 25, 2020 Vote $ / shares shares	Sep. 02, 2020 USD ($) $ / shares shares	Mar. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Business Combination [Line Items]
Business combination, effective date of acquisition			Nov. 25, 2020	Nov. 25, 2020
Business combination, date of acquisition agreement			Sep. 02, 2020	Sep. 02, 2020
Common stock, par value | $ / shares	$ 0.0001			$ 0.0001
Capital stock, shares authorized | shares	1,350,000,000
Common stock, authorized | shares			1,250,000,000	1,250,000,000	1,250,000,000
Preferred stock, authorized | shares	100,000,000		100,000,000	100,000,000	100,000,000
Number of votes each shareholder entitled			The holder of each share of Class A Common Stock is entitled to one vote, and the holder of each share of Class B Common Stock is entitled to ten votes.
Legacy Quantum Scape
Business Combination [Line Items]
Business combination exchange ratio		4.02175014920
Class A Common Stock
Business Combination [Line Items]
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized | shares	1,000,000,000		1,000,000,000	1,000,000,000	1,000,000,000
Number of votes each shareholder entitled	one vote
Number of votes each shareholder entitled | Vote	1
Class A Common Stock | Subscription Agreement
Business Combination [Line Items]
Aggregate number of shares sold | shares		50,000,000
Aggregate purchase price per share | $ / shares		$ 10.00
Aggregate purchase price | $		$ 500.0
Class A Common Stock | Legacy Quantum Scape
Business Combination [Line Items]
Common stock, par value | $ / shares		$ 0.0001
Class B Common Stock
Business Combination [Line Items]
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized | shares	250,000,000		250,000,000	250,000,000	250,000,000
Number of votes each shareholder entitled	ten votes
Number of votes each shareholder entitled | Vote	10
Class B Common Stock | Legacy Quantum Scape
Business Combination [Line Items]
Common stock, par value | $ / shares		$ 0.0001